Shareholder Report, Line Graph (Details) - USD ($)		9 Months Ended	12 Months Ended	21 Months Ended	33 Months Ended	45 Months Ended	57 Months Ended	69 Months Ended	81 Months Ended	93 Months Ended	105 Months Ended	117 Months Ended
	Aug. 02, 2016	Apr. 30, 2017	Apr. 30, 2026	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000167184
Account Value [Line Items]
Line Graph and Table Measure Name			Canterbury Portfolio Thermostat - Institutional Shares
Accumulated Value	$ 10,000	$ 10,586		$ 11,311	$ 11,432	$ 10,439	$ 12,924	$ 12,781	$ 11,877	$ 12,541	$ 12,873	$ 16,264
MSCI WORLD INDEX Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index (Gross)
Accumulated Value	$ 10,000	$ 11,206		$ 12,758	$ 13,661	$ 13,189	$ 19,256	$ 18,660	$ 19,355	$ 23,024	$ 25,935	$ 33,632